Commitments and Contingencies	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 12—COMMITMENTS AND CONTINGENCIES

Financial Instruments with Off-Balance-Sheet Risk—The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include off-balance-sheet credit instruments consisting of commitments to make loans. The face amounts for these items represent the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contract or notional amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. Set forth below are the balances of the Company’s off-balance-sheet credit instruments consisting of commitments to make loans as of September 30, 2016 and 2015, respectively.

	Contract or Notional Amount at September 30,
	2016	2015
Commitments to extend credit:
Consumer - fixed rate 4.85% - 8.38% in 2016, and 3.74% - 8.74% in 2015	$4,767	$2,816
Commercial - Fixed rate 2.79% - 4.75% in 2016, and 3.88% - 5.75% in 2015	4,744	11,018
Commercial standby letter of credit	135	—
Unused lines of credit:
Home equity lines of credit	5,181	1,873
Kwik cash and lines of credit	1,233	1,196
Consumer construction	101	—
Commercial construction	3,454	3,301
Commercial lines of credit	8,861	3,893

Totals	$28,476	$24,097

Loss Contingencies—Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.

Leases—The Company leases certain branch facilities and its administrative offices under operating leases. Rent expense under these operating leases was $1,341 and $1,146 for the years ended September 30, 2016 and 2015, respectively. None of the Company’s leases contain contingent rental payments, purchase options, escalation or any other significant terms, conditions or restrictions that would affect the future minimum lease payments disclosed below.

Future minimum lease payments by year and in the aggregate under the original terms of the non-cancellable operating leases consist of the following:

2017	$1,361
2018	834
2019	532
2020	517
2021	433
After 2021	1,250

Total	$4,927